Off-Balance Sheet Commitments	6 Months Ended
Jun. 30, 2023
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Off-Balance Sheet Commitments
2.5.4	Off-Balance Sheet Commitments
As of June 30, 2023, the Group has no off-balance sheet commitments to be reported other than those described in note 5.34 of its 2022 Annual Report.